UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2006

1.805819.102

CVS-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 59.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 59.1%
CONSUMER DISCRETIONARY - 5.8%
Hotels, Restaurants & Leisure - 1.9%
Six Flags, Inc. 4.5% 5/15/15	$ 27,700	$ 29,085
WMS Industries, Inc.:
2.75% 7/15/10 (e)	4,000	5,840
2.75% 7/15/10	2,800	4,088
		39,013
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. 3.375% 10/15/33 (e)	5,800	5,549
Media - 3.1%
Charter Communications, Inc.:
5.875% 11/16/09 (e)	11,300	9,822
5.875% 11/16/09	30,840	26,806
Lamar Advertising Co. 2.875% 12/31/10	8,200	9,524
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	400	314
XM Satellite Radio, Inc. 1.75% 12/1/09 (e)	23,300	18,291
		64,757
Specialty Retail - 0.5%
United Auto Group, Inc. 3.5% 4/1/26 (e)	10,000	10,587
TOTAL CONSUMER DISCRETIONARY		119,906
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Nash-Finch Co. 1.6314% 3/15/35 (d)	18,480	7,129
ENERGY - 7.4%
Energy Equipment & Services - 4.7%
Grey Wolf, Inc. 5.4581% 4/1/24 (f)	3,880	5,287
Halliburton Co. 3.125% 7/15/23	39,400	70,034
Maverick Tube Corp.:
1.875% 11/15/25 (e)	3,000	5,003
1.875% 11/15/25	7,000	11,673
Oil States International, Inc. 2.375% 7/1/25 (e)	4,500	5,580
		97,577
Oil, Gas & Consumable Fuels - 2.7%
McMoRan Exploration Co.:
6% 7/2/08 (e)	1,000	1,395
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co.: - continued
6% 7/2/08	$ 12,900	$ 17,992
Quicksilver Resources, Inc. 1.875% 11/1/24 (e)	24,500	34,952
		54,339
TOTAL ENERGY		151,916
FINANCIALS - 2.2%
Consumer Finance - 2.2%
American Express Co.:
1.85% 12/1/33 (d)(e)	31,800	31,840
1.85% 12/1/33 (d)	12,600	12,616
		44,456
HEALTH CARE - 7.3%
Biotechnology - 2.1%
Amgen, Inc. 0.375% 2/1/13 (e)	25,000	24,298
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	2,510	3,083
Protein Design Labs, Inc. 2% 2/15/12 (e)	15,500	16,154
		43,535
Health Care Equipment & Supplies - 1.2%
Bausch & Lomb, Inc. 6.0481% 8/1/23 (f)	10,000	11,597
Cooper Companies, Inc. 2.625% 7/1/23	10,000	12,358
		23,955
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	4,180
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)	15,600	26,873
2.5% 10/1/23	7,400	12,747
Nektar Therapeutics 3.25% 9/28/12	9,000	9,579
		53,379
Pharmaceuticals - 1.4%
Roche Holdings, Inc. 0% 7/25/21 (e)	30,000	29,514
TOTAL HEALTH CARE		150,383
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.1%
AAR Corp. 1.75% 2/1/26 (e)	$ 2,500	$ 2,471
Airlines - 2.3%
AirTran Holdings, Inc. 7% 7/1/23	10,000	13,225
UAL Corp. 4.5% 6/30/21 (e)	10,500	10,170
US Airways Group, Inc. 7% 9/30/20 (e)	12,160	24,945
		48,340
Commercial Services & Supplies - 0.6%
FTI Consulting, Inc. 3.75% 7/15/12 (e)	11,995	12,229
Construction & Engineering - 1.6%
Fluor Corp. 1.5% 2/15/24	15,700	24,949
Quanta Services, Inc. 3.75% 4/30/26 (e)	7,000	7,427
		32,376
Electrical Equipment - 0.7%
C&D Technologies, Inc. 5.25% 11/1/25 (e)	4,400	5,123
GrafTech International Ltd. 1.625% 1/15/24	11,280	8,404
		13,527
Industrial Conglomerates - 3.0%
Tyco International Group SA:
3.125% 1/15/23 (e)	39,900	49,755
yankee 3.125% 1/15/23	10,100	12,595
		62,350
Machinery - 0.6%
Greenbrier Companies, Inc. 2.375% 5/15/26 (e)	5,500	5,064
Trinity Industries, Inc. 3.875% 6/1/36	7,000	6,838
		11,902
Marine - 1.0%
OMI Corp. 2.875% 12/1/24	20,400	19,775
TOTAL INDUSTRIALS		202,970
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 4.0%
AudioCodes Ltd. 2% 11/9/24 (e)	10,000	8,960
CIENA Corp. 0.25% 5/1/13	2,650	2,338
Comverse Technology, Inc. 0% 5/15/23	11,800	14,765
Finisar Corp. 2.5% 10/15/10	15,760	20,094
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. 1% 5/15/26 (e)	$ 15,000	$ 13,350
Juniper Networks, Inc. 0% 6/15/08	23,210	23,551
		83,058
Computers & Peripherals - 2.9%
Maxtor Corp.:
2.375% 8/15/12 (e)	10,000	14,170
2.375% 8/15/12	25,100	35,565
SanDisk Corp. 1% 5/15/13	11,000	10,849
		60,584
Electronic Equipment & Instruments - 4.6%
Coherent, Inc. 2.75% 3/1/11 (e)	1,890	2,188
Flextronics International Ltd. 1% 8/1/10	35,580	35,267
Merix Corp. 4% 5/15/13 (e)	10,000	10,700
Vishay Intertechnology, Inc. 3.625% 8/1/23	44,930	45,680
		93,835
Internet Software & Services - 0.7%
aQuantive, Inc. 2.25% 8/15/24	7,150	14,398
IT Services - 1.9%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (e)	12,300	16,290
4.125% 8/15/23	16,800	22,250
		38,540
Semiconductors & Semiconductor Equipment - 4.8%
Amkor Technology, Inc. 2.5% 5/15/11 (e)	5,000	4,186
Credence Systems Corp. 1.5% 5/15/08	4,000	3,530
EMCORE Corp. 5% 5/15/11	9,000	10,508
Intel Corp.:
2.95% 12/15/35 (e)	10,000	8,754
2.95% 12/15/35	28,000	24,511
ON Semiconductor Corp.:
0% 4/15/24	29,500	25,487
1.875% 12/15/25 (e)	3,750	4,064
Photronics, Inc. 2.25% 4/15/08	7,000	7,690
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,816
		99,546
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Symantec Corp. 1% 6/15/13 (e)	$ 9,000	$ 10,025
TOTAL INFORMATION TECHNOLOGY		399,986
MATERIALS - 0.2%
Metals & Mining - 0.2%
Coeur d'Alene Mines Corp. 1.25% 1/15/24	4,600	4,514
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.3%
Broadwing Corp. 3.125% 5/15/26 (e)	12,000	11,880
Level 3 Communications, Inc. 3.5% 6/15/12	8,000	8,331
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,084
		27,295
Wireless Telecommunication Services - 4.5%
American Tower Corp.:
3.25% 8/1/10 (e)	11,330	34,002
3.25% 8/1/10	7,255	21,773
ICO North America, Inc. 7.5% 8/15/09 (g)	5,905	7,263
NII Holdings, Inc.:
2.875% 2/1/34 (e)	2,000	4,208
2.875% 2/1/34	11,500	24,194
		91,440
TOTAL TELECOMMUNICATION SERVICES		118,735
UTILITIES - 0.8%
Multi-Utilities - 0.8%
CMS Energy Corp. 3.375% 7/15/23	11,800	16,974
TOTAL CONVERTIBLE BONDS		1,216,969
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
IdleAire Technologies Corp. 0% 12/15/12 unit (c)(e)	12,510	9,383
TOTAL CORPORATE BONDS (Cost $1,098,445)		1,226,352
Common Stocks - 17.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Diversified Consumer Services - 0.6%
Coinmach Service Corp. Class A	359,400	$ 3,558
Service Corp. International (SCI)	1,143,000	9,601
		13,159
Media - 1.1%
EchoStar Communications Corp. Class A (a)	699,069	22,195
TOTAL CONSUMER DISCRETIONARY		35,354
ENERGY - 7.1%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc. (a)	320,900	20,955
Oil, Gas & Consumable Fuels - 6.1%
General Maritime Corp.	162,000	6,085
OMI Corp.	200,000	4,504
Sasol Ltd. sponsored ADR	612,600	21,441
Teekay Shipping Corp.	895,625	39,640
Valero Energy Corp.	939,072	53,903
		125,573
TOTAL ENERGY		146,528
INDUSTRIALS - 1.6%
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	130,000	7,133
Building Products - 1.0%
American Standard Companies, Inc.	503,600	21,035
Commercial Services & Supplies - 0.1%
Global Cash Access Holdings, Inc.	71,600	1,105
Machinery - 0.2%
FreightCar America, Inc.	76,700	4,464
Marine - 0.0%
American Commercial Lines, Inc.	4,100	215
TOTAL INDUSTRIALS		33,952
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology, Inc. (a)	1,243,200	$ 7,049
ON Semiconductor Corp. (a)	2,169,500	13,039
		20,088
MATERIALS - 5.3%
Chemicals - 2.4%
Celanese Corp. Class A	2,135,000	39,476
Monsanto Co.	200,000	9,488
		48,964
Containers & Packaging - 0.6%
Temple-Inland, Inc.	299,900	13,352
Metals & Mining - 0.8%
Alamos Gold, Inc. (a)	1,947,265	15,680
Paper & Forest Products - 1.5%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	247,300	12,842
Weyerhaeuser Co.	300,000	18,600
		31,442
TOTAL MATERIALS		109,438
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	190,060	5,506
TOTAL COMMON STOCKS (Cost $277,560)		350,866
Convertible Preferred Stocks - 21.0%

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.1%
Ford Motor Co. Capital Trust II 6.50%	350,000	11,806
General Motors Corp.:
Series B, 5.25%	1,750,000	32,585
Series C, 6.25%	901,500	18,742
		63,133
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.4%
Interpublic Group of Companies, Inc. Series B, 5.25% (e)	10,000	$ 9,005
TOTAL CONSUMER DISCRETIONARY		72,138
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Rite Aid Corp. 5.50%	370,000	9,065
ENERGY - 11.8%
Oil, Gas & Consumable Fuels - 11.8%
Chesapeake Energy Corp.:
4.50%	170,000	16,150
5.00% (e)	55,000	7,580
5.00%	155,000	21,361
5.00% (e)	149,600	15,914
El Paso Corp. 4.99%	137,890	175,672
Goodrich Petroleum Corp. Series B, 5.375% (e)	93,500	5,756
		242,433
FINANCIALS - 0.6%
Diversified Financial Services - 0.5%
Citigroup Funding, Inc. 4.583%	270,000	8,732
Thrifts & Mortgage Finance - 0.1%
Doral Financial Corp. 4.75% (e)	21,400	2,482
TOTAL FINANCIALS		11,214
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	11,581
MATERIALS - 3.8%
Chemicals - 3.8%
Celanese Corp. 4.25%	2,652,500	73,501
Huntsman Corp. 5.00%	125,000	4,910
		78,411
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. Series A, 5.75%	26,800	$ 6,776
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $403,161)		431,618
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 5.31% (b) (Cost $40,434)	40,433,527	40,434
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,819,600)		2,049,270
NET OTHER ASSETS - 0.5%		10,759
NET ASSETS - 100%		$ 2,060,029
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $539,959,000 or 26.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,263,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 5,905
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,203
Fidelity Securities Lending Cash Central Fund	10
Total	$ 1,213
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,817,055,000. Net unrealized appreciation aggregated $232,215,000, of which $286,014,000 related to appreciated investment securities and $53,799,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

August 31, 2006

1.805765.102

FRE-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Diversified Consumer Services - 1.5%
Sothebys Class A (ltd. vtg.)	1,980,700	$ 55,063
Universal Technical Institute, Inc. (a)	571,200	10,539
		65,602
Hotels, Restaurants & Leisure - 1.5%
International Game Technology	539,300	20,860
Wynn Resorts Ltd. (a)	558,200	43,210
		64,070
Household Durables - 0.5%
Garmin Ltd. (d)	510,916	23,890
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	1,530,000	42,029
Media - 0.6%
Focus Media Holding Ltd. ADR (a)	459,109	27,087
Multiline Retail - 0.6%
Saks, Inc.	1,908,300	27,537
Specialty Retail - 0.2%
RadioShack Corp.	255,800	4,620
Zumiez, Inc. (a)	233,898	5,214
		9,834
TOTAL CONSUMER DISCRETIONARY		260,049
CONSUMER STAPLES - 7.8%
Beverages - 1.1%
PepsiCo, Inc.	361,100	23,573
The Coca-Cola Co.	515,300	23,091
		46,664
Food & Staples Retailing - 1.5%
Sysco Corp.	712,927	22,379
Walgreen Co.	935,000	46,245
		68,624
Household Products - 2.8%
Colgate-Palmolive Co.	2,099,162	125,656
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 2.4%
Avon Products, Inc.	1,283,213	$ 36,841
Herbalife Ltd. (a)	2,070,702	67,650
		104,491
TOTAL CONSUMER STAPLES		345,435
ENERGY - 8.9%
Energy Equipment & Services - 2.4%
Schlumberger Ltd. (NY Shares)	1,268,500	77,759
Smith International, Inc.	684,100	28,712
		106,471
Oil, Gas & Consumable Fuels - 6.5%
Exxon Mobil Corp.	1,277,300	86,435
Quicksilver Resources, Inc. (a)	1,383,900	52,062
Range Resources Corp.	1,365,600	38,209
Ultra Petroleum Corp. (a)	1,106,000	54,902
Valero Energy Corp.	904,400	51,913
		283,521
TOTAL ENERGY		389,992
FINANCIALS - 20.1%
Capital Markets - 0.3%
Charles Schwab Corp.	868,800	14,170
Commercial Banks - 6.3%
Canadian Western Bank, Edmonton	591,300	23,571
Commerce Bancorp, Inc., New Jersey (d)	684,400	22,797
East West Bancorp, Inc.	556,482	22,538
PrivateBancorp, Inc.	917,900	40,755
Signature Bank, New York (a)	819,131	26,908
Wachovia Corp.	171,700	9,380
Wells Fargo & Co.	3,754,600	130,472
		276,421
Consumer Finance - 0.5%
American Express Co.	404,800	21,268
Diversified Financial Services - 1.4%
Bank of America Corp.	894,000	46,014
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CBOT Holdings, Inc. Class A (d)	109,800	$ 12,899
TSX Group, Inc.	106,100	4,761
		63,674
Insurance - 10.7%
AFLAC, Inc.	214,500	9,668
AMBAC Financial Group, Inc.	306,300	26,523
American International Group, Inc.	2,182,100	139,262
Aon Corp.	1,304,400	45,093
Aspen Insurance Holdings Ltd.	539,600	13,344
Axis Capital Holdings Ltd.	765,600	24,828
Everest Re Group Ltd.	350,600	32,949
Navigators Group, Inc. (a)	310,545	14,310
PartnerRe Ltd.	505,600	32,510
Prudential Financial, Inc.	884,300	64,916
RLI Corp.	325,000	15,893
Willis Group Holdings Ltd.	632,200	22,898
XL Capital Ltd. Class A	415,300	27,260
		469,454
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	1,213,787	41,026
TOTAL FINANCIALS		886,013
HEALTH CARE - 16.8%
Biotechnology - 4.2%
Altus Pharmaceuticals, Inc. (d)	774,900	11,252
Biogen Idec, Inc. (a)	1,840,568	81,243
Genentech, Inc. (a)	285,800	23,584
Gilead Sciences, Inc. (a)	354,400	22,469
Myogen, Inc. (a)	1,390,315	48,383
		186,931
Health Care Equipment & Supplies - 4.6%
Alcon, Inc.	232,200	27,351
Baxter International, Inc.	652,800	28,971
Becton, Dickinson & Co.	385,100	26,841
DENTSPLY International, Inc.	771,400	25,132
Foxhollow Technologies, Inc. (a)(d)	286,843	8,987
Mentor Corp.	644,200	31,269
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Nobel Biocare Holding AG (Switzerland)	135,497	$ 33,029
ResMed, Inc. (a)	480,700	19,555
		201,135
Health Care Providers & Services - 3.8%
Brookdale Senior Living, Inc.	96,400	4,611
Henry Schein, Inc. (a)	1,548,400	77,219
UnitedHealth Group, Inc.	1,461,900	75,946
VCA Antech, Inc. (a)	314,207	11,129
		168,905
Life Sciences Tools & Services - 0.7%
Covance, Inc. (a)	493,900	31,051
Pharmaceuticals - 3.5%
Allergan, Inc.	297,500	34,082
Merck & Co., Inc.	784,800	31,824
Novartis AG sponsored ADR	843,600	48,186
Wyeth	773,160	37,653
		151,745
TOTAL HEALTH CARE		739,767
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.	63,600	4,296
Rockwell Collins, Inc.	461,200	24,181
		28,477
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	462,600	25,383
Construction & Engineering - 2.2%
Fluor Corp.	298,500	25,796
Jacobs Engineering Group, Inc. (a)	530,800	46,227
Washington Group International, Inc.	397,353	23,527
		95,550
Electrical Equipment - 1.6%
ABB Ltd. sponsored ADR	3,383,800	45,140
Cooper Industries Ltd. Class A	102,600	8,401
General Cable Corp.	428,800	16,522
Q-Cells AG	32,900	1,450
		71,513
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.8%
3M Co.	253,300	$ 18,162
McDermott International, Inc. (a)	2,158,288	104,029
		122,191
Machinery - 1.7%
Danaher Corp.	365,172	24,207
Deere & Co.	315,400	24,633
Joy Global, Inc.	591,063	25,735
		74,575
Trading Companies & Distributors - 0.6%
Fastenal Co. (d)	281,700	10,333
WESCO International, Inc. (a)(d)	305,001	17,843
		28,176
TOTAL INDUSTRIALS		445,865
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.7%
Comverse Technology, Inc. (a)	1,987,289	41,534
Nice Systems Ltd. sponsored ADR (a)	785,510	19,606
QUALCOMM, Inc.	576,600	21,721
Research In Motion Ltd. (a)	419,900	34,642
		117,503
Computers & Peripherals - 0.6%
Intermec, Inc. (a)	908,883	27,230
Internet Software & Services - 6.2%
Baidu.com, Inc. sponsored ADR (d)	122,500	9,518
eBay, Inc. (a)	1,921,308	53,528
Google, Inc. Class A (sub. vtg.) (a)	414,260	156,810
VeriSign, Inc. (a)	1,665,300	33,706
Yahoo!, Inc. (a)	744,340	21,452
		275,014
IT Services - 2.9%
First Data Corp.	592,100	25,443
Infosys Technologies Ltd.	1,320,966	51,382
Paychex, Inc.	1,360,600	48,859
		125,684
Semiconductors & Semiconductor Equipment - 4.6%
Broadcom Corp. Class A (a)	918,200	27,032
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	109,800	$ 4,518
Linear Technology Corp.	1,233,600	41,955
Maxim Integrated Products, Inc.	1,249,667	36,365
MEMC Electronic Materials, Inc. (a)	952,700	36,850
Saifun Semiconductors Ltd.	374,050	9,381
SiRF Technology Holdings, Inc. (a)	1,735,340	45,692
		201,793
Software - 2.1%
Electronic Arts, Inc. (a)	462,200	23,558
FactSet Research Systems, Inc.	306,000	13,495
Macrovision Corp. (a)(d)	1,156,213	26,917
Red Hat, Inc. (a)	1,295,493	30,107
		94,077
TOTAL INFORMATION TECHNOLOGY		841,301
MATERIALS - 3.0%
Chemicals - 1.8%
Ecolab, Inc.	598,842	26,696
Praxair, Inc.	933,410	53,587
		80,283
Metals & Mining - 1.2%
Carpenter Technology Corp.	358,600	34,368
Mittal Steel Co. NV Class A (NY Shares) (d)	460,800	15,782
		50,150
TOTAL MATERIALS		130,433
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	2,487,900	77,448
Wireless Telecommunication Services - 2.1%
America Movil SA de CV Series L sponsored ADR	1,102,100	41,119
American Tower Corp. Class A (a)	1,395,100	50,028
		91,147
TOTAL TELECOMMUNICATION SERVICES		168,595
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.7%
Electric Utilities - 0.9%
Entergy Corp.	170,700	$ 13,255
Exelon Corp.	442,700	26,996
		40,251
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	472,300	10,032
TXU Corp.	348,900	23,101
		33,133
TOTAL UTILITIES		73,384
TOTAL COMMON STOCKS (Cost $3,990,662)		4,280,834
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	41,400	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $621)		0
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 5.31% (b)	113,825,729	113,826
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	94,831,675	94,832
TOTAL MONEY MARKET FUNDS (Cost $208,658)		208,658
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $4,199,941)		4,489,492
NET OTHER ASSETS - (2.0)%		(86,052)
NET ASSETS - 100%		$ 4,403,440
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 621
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,779
Fidelity Securities Lending Cash Central Fund	3,002
Total	$ 6,781
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ruth's Chris Steak House, Inc.	$ 16,823	$ 13,394	$ 30,216	$ -	$ -
Total	$ 16,823	$ 13,394	$ 30,216	$ -	$ -
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,204,185,000. Net unrealized appreciation aggregated $285,307,000, of which $422,676,000 related to appreciated investment securities and $137,369,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity Income II Fund

August 31, 2006

1.805774.102

EII-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.4%
Winnebago Industries, Inc. (d)(e)	1,664,400	$ 48,600
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.	761,653	27,541
Media - 4.8%
Comcast Corp. Class A (a)	6,290,200	220,157
Gannett Co., Inc.	987,800	56,156
News Corp. Class B	4,213,600	83,724
The New York Times Co. Class A (d)	4,538,110	102,198
The Walt Disney Co.	2,509,200	74,398
		536,633
Multiline Retail - 0.3%
Dollar General Corp.	2,684,900	34,528
Specialty Retail - 0.5%
OfficeMax, Inc.	1,400,000	58,142
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	761,400	53,214
TOTAL CONSUMER DISCRETIONARY		758,658
CONSUMER STAPLES - 9.1%
Beverages - 1.1%
Anheuser-Busch Companies, Inc.	550,000	27,159
Diageo PLC sponsored ADR	655,500	46,868
The Coca-Cola Co.	964,380	43,214
		117,241
Food & Staples Retailing - 5.1%
Wal-Mart Stores, Inc.	12,784,400	571,718
Food Products - 0.8%
Corn Products International, Inc.	1,169,267	40,340
Nestle SA sponsored ADR	151,800	13,040
Wm. Wrigley Jr. Co.	650,000	30,173
		83,553
Household Products - 1.6%
Colgate-Palmolive Co.	617,400	36,958
Procter & Gamble Co.	2,350,000	145,465
		182,423
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	671,700	$ 56,107
TOTAL CONSUMER STAPLES		1,011,042
ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	2,500,000	161,000
ConocoPhillips	3,032,200	192,332
El Paso Corp.	6,393,600	92,835
Exxon Mobil Corp. (d)	8,982,000	607,814
		1,053,981
FINANCIALS - 29.9%
Capital Markets - 4.0%
Merrill Lynch & Co., Inc.	1,135,500	83,493
Morgan Stanley	1,842,300	121,205
Northern Trust Corp.	2,048,600	114,701
State Street Corp.	2,012,800	124,391
		443,790
Commercial Banks - 4.7%
East West Bancorp, Inc.	2,377,270	96,279
KeyCorp	1,281,400	47,143
Wachovia Corp.	2,530,657	138,250
Wells Fargo & Co.	4,271,800	148,445
Wilmington Trust Corp., Delaware	2,135,800	94,082
		524,199
Consumer Finance - 1.3%
Capital One Financial Corp.	1,539,900	112,567
SLM Corp.	667,700	32,403
		144,970
Diversified Financial Services - 8.3%
Bank of America Corp.	8,530,500	439,065
Citigroup, Inc.	6,896,577	340,346
JPMorgan Chase & Co.	3,150,000	143,829
		923,240
Insurance - 3.3%
Allstate Corp.	382,000	22,133
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	3,417,280	$ 218,091
Lincoln National Corp.	2,099,200	127,421
		367,645
Real Estate Investment Trusts - 4.1%
General Growth Properties, Inc.	10,120,526	458,763
Thrifts & Mortgage Finance - 4.2%
Fannie Mae	5,846,924	307,841
Golden West Financial Corp., Delaware	952,000	71,866
Hudson City Bancorp, Inc.	4,765,400	62,236
People's Bank, Connecticut	630,100	22,778
		464,721
TOTAL FINANCIALS		3,327,328
HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	1,092,200	76,126
Medtronic, Inc.	374,200	17,550
		93,676
Health Care Providers & Services - 2.5%
Chemed Corp.	322,993	12,729
Health Net, Inc. (a)	2,820,000	117,904
UnitedHealth Group, Inc.	2,808,400	145,896
		276,529
Pharmaceuticals - 8.2%
Johnson & Johnson	1,615,800	104,478
Merck & Co., Inc.	7,448,000	302,016
Pfizer, Inc.	8,456,190	233,053
Wyeth	5,544,400	270,012
		909,559
TOTAL HEALTH CARE		1,279,764
INDUSTRIALS - 10.4%
Aerospace & Defense - 0.2%
Raytheon Co.	516,400	24,379
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	371,900	26,052
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.4%
UAL Corp. (a)	1,805,079	$ 45,127
Industrial Conglomerates - 2.5%
General Electric Co.	8,111,910	276,292
Road & Rail - 7.1%
Burlington Northern Santa Fe Corp.	4,686,200	313,741
CSX Corp.	9,777,800	295,485
Laidlaw International, Inc.	1,439,373	38,863
Norfolk Southern Corp.	3,268,714	139,672
		787,761
TOTAL INDUSTRIALS		1,159,611
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	2,700,000	59,373
QUALCOMM, Inc.	663,300	24,987
		84,360
Computers & Peripherals - 2.7%
Hewlett-Packard Co.	7,632,600	279,048
Sun Microsystems, Inc. (a)	5,000,000	24,950
		303,998
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	809,300	22,579
Avnet, Inc. (a)	4,582,000	89,624
		112,203
Internet Software & Services - 0.6%
eBay, Inc. (a)	1,200,000	33,432
Google, Inc. Class A (sub. vtg.) (a)	75,000	28,390
		61,822
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	2,250,000	68,940
Applied Materials, Inc.	2,550,000	43,044
Intel Corp.	3,500,000	68,390
KLA-Tencor Corp.	500,000	21,955
Linear Technology Corp.	950,000	32,310
Maxim Integrated Products, Inc.	1,572,400	45,757
MKS Instruments, Inc. (a)(e)	5,247,167	109,613
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	1,750,000	$ 42,508
Texas Instruments, Inc.	1,050,000	34,220
		466,737
TOTAL INFORMATION TECHNOLOGY		1,029,120
MATERIALS - 1.6%
Chemicals - 1.4%
FMC Corp. (e)	2,631,386	160,830
Metals & Mining - 0.2%
Alcoa, Inc.	667,300	19,078
TOTAL MATERIALS		179,908
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	10,755,000	334,803
BellSouth Corp.	3,213,700	130,862
Qwest Communications International, Inc. (a)	6,395,400	56,343
		522,008
UTILITIES - 5.6%
Electric Utilities - 3.7%
Edison International	950,000	41,458
Entergy Corp.	1,150,000	89,298
Exelon Corp.	4,658,400	284,069
		414,825
Independent Power Producers & Energy Traders - 1.2%
Mirant Corp. (a)	2,682,100	77,700
TXU Corp.	900,000	59,589
		137,289
Multi-Utilities - 0.7%
Duke Energy Corp.	2,382,200	71,466
TOTAL UTILITIES		623,580
TOTAL COMMON STOCKS (Cost $9,779,679)		10,945,000
Convertible Bonds - 0.3%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (f)	$ 7,850	$ 7,604
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 3.5% 6/15/12	25,910	26,982
TOTAL CONVERTIBLE BONDS (Cost $33,803)		34,586
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	170,782,568	170,783
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	227,797,048	227,797
TOTAL MONEY MARKET FUNDS (Cost $398,580)		398,580
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $10,212,062)		11,378,166
NET OTHER ASSETS - (2.3)%		(256,580)
NET ASSETS - 100%		$ 11,121,586
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,604,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,425
Fidelity Securities Lending Cash Central Fund	679
Total	$ 10,104
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FMC Corp.	$ 99,205	$ 48,907	$ 930	$ 840	$ 160,830
MKS Instruments, Inc.	67,721	36,747	2,047	-	109,613
Monaco Coach Corp.	25,770	-	20,009	209	-
Winnebago Industries, Inc.	-	49,850	-	122	48,600
Total	$ 192,696	$ 135,504	$ 22,986	$ 1,171	$ 319,043
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $10,239,913,000. Net unrealized appreciation aggregated $1,138,253,000, of which $1,393,278,000 related to appreciated investment securities and $255,025,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805772.102

ASDI-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.3%
	Principal Amount	Value
Convertible Bonds - 14.0%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. 1.132% 4/29/33 (d)	$ 5,820,000	$ 3,849,697
Six Flags, Inc. 4.5% 5/15/15	3,300,000	3,465,000
		7,314,697
Media - 0.7%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	700,000	608,440
5.875% 11/16/09	10,160,000	8,831,072
		9,439,512
TOTAL CONSUMER DISCRETIONARY		16,754,209
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	586,340
ENERGY - 2.4%
Energy Equipment & Services - 1.2%
Grey Wolf, Inc. 5.4581% 4/1/24 (g)	2,300,000	3,133,750
Halliburton Co. 3.125% 7/15/23	4,260,000	7,572,150
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	5,002,500
		15,708,400
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,331,500
2.75% 11/15/35	4,700,000	5,011,610
McMoRan Exploration Co. 6% 7/2/08	3,000,000	4,184,130
		14,527,240
TOTAL ENERGY		30,235,640
FINANCIALS - 0.5%
Consumer Finance - 0.5%
American Express Co.:
1.85% 12/1/33 (d)(f)	1,800,000	1,802,250
1.85% 12/1/33 (d)	3,850,000	3,854,813
		5,657,063
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Amgen, Inc. 0.375% 2/1/13 (f)	$ 5,000,000	$ 4,859,600
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	1,000,000	1,045,000
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,713,987
2.5% 10/1/23	2,400,000	4,134,240
Nektar Therapeutics 3.25% 9/28/12	1,000,000	1,064,370
		7,957,597
TOTAL HEALTH CARE		12,817,197
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	988,330
Airlines - 0.3%
UAL Corp. 4.5% 6/30/21 (f)	2,000,000	1,937,200
US Airways Group, Inc. 7% 9/30/20 (f)	1,140,000	2,338,630
		4,275,830
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,019,480
Construction & Engineering - 0.3%
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	3,182,898
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,026,400
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	5,310,000	6,621,570
Machinery - 0.1%
Greenbrier Companies, Inc. 2.375% 5/15/26 (f)	1,000,000	920,795
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	976,858
		1,897,653
Marine - 0.5%
OMI Corp. 2.875% 12/1/24	6,300,000	6,107,063
TOTAL INDUSTRIALS		26,119,224
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.6%
CIENA Corp. 0.25% 5/1/13	$ 1,560,000	$ 1,376,076
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,502,500
Finisar Corp. 2.5% 10/15/10	6,920,000	8,823,000
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,450,000
Juniper Networks, Inc. 0% 6/15/08	2,450,000	2,486,015
		19,637,591
Computers & Peripherals - 0.3%
Maxtor Corp. 2.375% 8/15/12	1,200,000	1,700,340
SanDisk Corp. 1% 5/15/13	2,000,000	1,972,500
		3,672,840
Electronic Equipment & Instruments - 1.6%
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,285,069
Flextronics International Ltd. 1% 8/1/10	13,420,000	13,301,904
Merix Corp. 4% 5/15/13 (f)	1,000,000	1,070,000
Vishay Intertechnology, Inc. 3.625% 8/1/23	4,600,000	4,676,774
		20,333,747
Internet Software & Services - 0.4%
aQuantive, Inc. 2.25% 8/15/24	2,800,000	5,638,500
IT Services - 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)	1,240,000	1,642,256
4.125% 8/15/23	3,470,000	4,595,668
		6,237,924
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc. 2.5% 5/15/11 (f)	2,000,000	1,674,200
Credence Systems Corp. 1.5% 5/15/08	2,000,000	1,765,000
EMCORE Corp. 5% 5/15/11	1,000,000	1,167,500
Intel Corp. 2.95% 12/15/35	6,000,000	5,252,460
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	5,615,779
1.875% 12/15/25 (f)	1,250,000	1,354,688
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,295,560
		20,125,187
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Symantec Corp. 1% 6/15/13 (f)	$ 1,000,000	$ 1,113,900
TOTAL INFORMATION TECHNOLOGY		76,759,689
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Broadwing Corp. 3.125% 5/15/26 (f)	3,000,000	2,970,000
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,082,720
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,361,260
		7,413,980
TOTAL CONVERTIBLE BONDS		176,343,342
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Wachovia Capital Trust III 5.8% (g)	2,000,000	1,987,028
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	2,000,000	1,957,460
TOTAL FINANCIALS		3,944,488
TOTAL CORPORATE BONDS (Cost $174,975,088)		180,287,830
Common Stocks - 65.6%
	Shares
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 0.2%
Renault SA	26,900	3,132,803
Diversified Consumer Services - 0.3%
Coinmach Service Corp. unit	156,800	2,704,800
Service Corp. International (SCI)	117,400	986,160
		3,690,960
Hotels, Restaurants & Leisure - 2.2%
Accor SA	29,300	1,875,081
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Applebee's International, Inc.	22,700	$ 471,025
Aristocrat Leisure Ltd.	252,800	2,528,633
Boyd Gaming Corp.	53,200	1,923,712
Centerplate, Inc. unit	318,800	4,737,368
Domino's Pizza, Inc.	127,200	3,110,040
Greek Organization of Football Prognostics SA	13,200	469,473
Harrah's Entertainment, Inc.	8,000	498,880
McDonald's Corp.	91,400	3,281,260
Minor International PCL (For. Reg.)	798,400	197,582
OSI Restaurant Partners, Inc.	64,000	1,982,080
Starwood Hotels & Resorts Worldwide, Inc.	90,900	4,841,334
WMS Industries, Inc. (a)	79,200	2,122,560
		28,039,028
Household Durables - 0.3%
Cyrela Brazil Realty SA	39,000	677,589
La-Z-Boy, Inc.	36,300	506,385
Urbi, Desarrollos Urbanos, SA de CV (a)	99,800	264,902
Whirlpool Corp.	23,500	1,901,385
		3,350,261
Internet & Catalog Retail - 0.0%
Submarino SA	15,300	313,993
Media - 0.3%
Gannett Co., Inc.	4,000	227,400
Grupo Televisa SA de CV (CPO) sponsored ADR	25,000	476,000
News Corp. Class A	51,800	985,754
Viacom, Inc. Class B (non-vtg.) (a)	52,865	1,919,000
		3,608,154
Multiline Retail - 0.5%
Federated Department Stores, Inc.	86,100	3,270,078
JCPenney Co., Inc.	46,600	2,937,664
Lojas Renner SA	4,200	255,644
		6,463,386
Specialty Retail - 0.8%
AutoZone, Inc. (a)	3,400	307,020
Home Depot, Inc.	87,400	2,996,946
OfficeMax, Inc.	168,700	7,006,111
Truworths International Ltd.	78,900	250,643
		10,560,720
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	92,300	$ 3,449,251
Polo Ralph Lauren Corp. Class A	8,600	507,314
VF Corp.	26,100	1,824,129
		5,780,694
TOTAL CONSUMER DISCRETIONARY		64,939,999
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Pernod Ricard SA	9,000	1,963,695
Food & Staples Retailing - 0.9%
CVS Corp.	56,000	1,878,800
Safeway, Inc.	217,800	6,736,554
Wal-Mart de Mexico SA de CV Series V	101,400	347,030
Wal-Mart Stores, Inc.	65,800	2,942,576
		11,904,960
Food Products - 1.1%
B&G Foods, Inc. unit	156,900	2,687,697
Corn Products International, Inc.	99,000	3,415,500
McCormick & Co., Inc. (non-vtg.)	168,800	6,147,696
Tyson Foods, Inc. Class A	134,300	1,978,239
		14,229,132
Household Products - 0.9%
Colgate-Palmolive Co.	51,900	3,106,734
Procter & Gamble Co.	124,100	7,681,790
		10,788,524
Personal Products - 0.9%
Alberto-Culver Co.	60,700	2,988,261
Avon Products, Inc.	217,700	6,250,167
Playtex Products, Inc. (a)	173,500	2,281,525
		11,519,953
Tobacco - 0.8%
Altria Group, Inc.	114,900	9,597,597
TOTAL CONSUMER STAPLES		60,003,861
ENERGY - 6.1%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc. (a)	177,755	11,607,402
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	39,617	$ 2,590,556
Smith International, Inc.	372,300	15,625,431
		29,823,389
Oil, Gas & Consumable Fuels - 3.8%
Alpha Natural Resources, Inc. (a)	77,158	1,398,875
Aurora Oil & Gas Corp.	403,792	1,841,292
Cabot Oil & Gas Corp.	58,000	2,961,480
Exxon Mobil Corp.	182,400	12,343,008
Foundation Coal Holdings, Inc.	89,500	3,214,840
Quicksilver Resources, Inc. (a)	108,450	4,079,889
Teekay Shipping Corp.	142,050	6,287,133
Valero Energy Corp.	272,061	15,616,301
		47,742,818
TOTAL ENERGY		77,566,207
FINANCIALS - 24.8%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	9,800	448,154
Merrill Lynch & Co., Inc.	57,500	4,227,975
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,081,350
Morgan Stanley	96,000	6,315,840
State Street Corp.	10,900	673,620
		18,746,939
Commercial Banks - 1.4%
Wachovia Corp.	148,184	8,095,292
Wells Fargo & Co.	270,900	9,413,775
		17,509,067
Consumer Finance - 0.2%
American Express Co.	56,900	2,989,526
Diversified Financial Services - 3.1%
Bank of America Corp.	346,914	17,855,664
JPMorgan Chase & Co.	460,104	21,008,343
		38,864,007
Insurance - 3.5%
AFLAC, Inc.	68,600	3,091,802
Allied World Assurance Co. Holdings Ltd.	3,900	150,345
American International Group, Inc.	217,900	13,906,378
Aspen Insurance Holdings Ltd.	53,800	1,330,474
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	90,800	$ 2,944,644
Endurance Specialty Holdings Ltd.	103,000	3,323,810
Hartford Financial Services Group, Inc.	37,400	3,211,164
Marsh & McLennan Companies, Inc.	36,700	960,072
MetLife, Inc.	14,200	781,426
Platinum Underwriters Holdings Ltd.	59,600	1,770,120
Scottish Re Group Ltd.	270,011	2,451,700
The St. Paul Travelers Companies, Inc.	131,800	5,786,020
W.R. Berkley Corp.	124,050	4,341,750
		44,049,705
Real Estate Investment Trusts - 14.1%
Alexandria Real Estate Equities, Inc.	41,400	4,058,028
Apartment Investment & Management Co. Class A	21,500	1,101,660
AvalonBay Communities, Inc.	37,460	4,532,660
BioMed Realty Trust, Inc.	14,100	439,074
Boston Properties, Inc.	65,414	6,648,025
CBL & Associates Properties, Inc.	121,540	4,951,540
CentraCore Properties Trust	53,900	1,542,618
Columbia Equity Trust, Inc.	93,800	1,416,380
Corporate Office Properties Trust (SBI)	48,000	2,254,560
Developers Diversified Realty Corp.	87,900	4,755,390
Duke Realty Corp.	212,188	8,058,900
Equity Lifestyle Properties, Inc.	45,160	2,024,523
Equity Office Properties Trust	229,010	8,493,981
Equity One, Inc.	63,100	1,586,965
Equity Residential (SBI)	371,380	18,520,721
Federal Realty Investment Trust (SBI)	36,600	2,710,962
General Growth Properties, Inc.	296,325	13,432,412
GMH Communities Trust	106,700	1,364,693
Health Care REIT, Inc.	21,600	862,704
Healthcare Realty Trust, Inc.	7,100	256,736
HomeBanc Mortgage Corp., Georgia	191,600	1,283,720
Host Hotels & Resorts, Inc.	406,745	9,168,032
Inland Real Estate Corp.	209,640	3,385,686
Innkeepers USA Trust (SBI)	43,900	726,984
Kimco Realty Corp.	226,680	9,418,554
Mission West Properties, Inc.	81,100	879,935
National Health Investors, Inc.	20,500	560,470
National Health Realty, Inc.	13,600	261,120
Nationwide Health Properties, Inc.	16,600	432,596
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.	31,500	$ 864,990
Pan Pacific Retail Properties, Inc.	37,510	2,618,948
Potlatch Corp.	10,230	391,911
ProLogis Trust	162,865	9,195,358
Public Storage, Inc.	82,236	7,125,749
Rayonier, Inc.	34,120	1,347,740
Reckson Associates Realty Corp.	15,360	657,254
Simon Property Group, Inc.	83,610	7,089,292
SL Green Realty Corp.	40,400	4,507,024
Sovran Self Storage, Inc.	40,800	2,206,464
Tanger Factory Outlet Centers, Inc.	72,900	2,609,820
Taubman Centers, Inc.	27,400	1,103,946
Trizec Properties, Inc.	117,150	3,382,121
United Dominion Realty Trust, Inc. (SBI)	275,040	8,391,470
Ventas, Inc.	102,650	4,111,133
Vornado Realty Trust	65,050	6,889,446
Washington (REIT) (SBI)	4,200	170,604
		177,792,899
Real Estate Management & Development - 0.2%
Mitsubishi Estate Co. Ltd.	127,000	2,736,999
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	24,400	824,720
Fannie Mae	87,300	4,596,345
Golden West Financial Corp., Delaware	10,300	777,547
Hudson City Bancorp, Inc.	243,200	3,176,192
		9,374,804
TOTAL FINANCIALS		312,063,946
HEALTH CARE - 6.1%
Biotechnology - 0.3%
Alkermes, Inc. (a)	12,000	196,200
Cephalon, Inc. (a)(e)	71,000	4,048,420
		4,244,620
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	144,900	6,430,662
Becton, Dickinson & Co.	46,100	3,213,170
C.R. Bard, Inc.	28,629	2,152,328
		11,796,160
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Acibadem Saglik Hizmetleri AS	39,000	$ 444,664
Brookdale Senior Living, Inc.	59,300	2,836,319
Caremark Rx, Inc.	55,500	3,215,670
Chemed Corp.	79,334	3,126,553
Health Net, Inc. (a)	75,300	3,148,293
Medco Health Solutions, Inc. (a)	50,100	3,174,837
Odyssey Healthcare, Inc. (a)	196,500	3,151,860
Omnicare, Inc.	72,700	3,294,037
VistaCare, Inc. Class A (a)	65,870	869,484
		23,261,717
Life Sciences Tools & Services - 0.1%
Fisher Scientific International, Inc. (a)	11,700	915,291
Thermo Electron Corp. (a)	13,100	513,520
		1,428,811
Pharmaceuticals - 2.9%
Johnson & Johnson	96,700	6,252,622
Merck & Co., Inc.	238,500	9,671,175
Pfizer, Inc.	632,600	17,434,456
Wyeth	65,300	3,180,110
		36,538,363
TOTAL HEALTH CARE		77,269,671
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.8%
General Dynamics Corp.	24,800	1,675,240
Honeywell International, Inc.	161,600	6,257,152
Precision Castparts Corp.	30,900	1,805,796
		9,738,188
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	26,800	1,877,340
Airlines - 0.3%
AMR Corp.	93,800	1,936,970
JetBlue Airways Corp. (a)	116,300	1,190,912
UAL Corp. (a)	26,000	650,000
		3,777,882
Building Products - 0.1%
Masco Corp.	65,800	1,803,578
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc.	172,000	$ 1,778,480
Corrections Corp. of America (a)	53,500	3,361,940
Waste Management, Inc.	64,100	2,197,348
		7,337,768
Construction & Engineering - 0.4%
Fluor Corp.	53,935	4,661,063
Machinery - 0.3%
Deere & Co.	41,000	3,202,100
Flowserve Corp. (a)	18,092	925,225
		4,127,325
Road & Rail - 0.2%
Laidlaw International, Inc.	110,500	2,983,500
TOTAL INDUSTRIALS		36,306,644
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.4%
Corning, Inc. (a)	85,800	1,908,192
Nokia Corp. sponsored ADR	143,700	3,000,456
		4,908,648
Computers & Peripherals - 1.4%
Hewlett-Packard Co.	90,400	3,305,024
Imation Corp.	44,200	1,751,646
Intermec, Inc. (a)	169,000	5,063,240
NCR Corp. (a)	91,700	3,190,243
Seagate Technology	89,200	1,984,700
Western Digital Corp. (a)	106,000	1,939,800
		17,234,653
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	105,600	3,396,096
Amphenol Corp. Class A	117,500	6,752,725
Arrow Electronics, Inc. (a)	119,500	3,334,050
Flextronics International Ltd. (a)	269,300	3,177,740
FLIR Systems, Inc. (a)	73,500	2,035,950
Ingram Micro, Inc. Class A (a)	104,700	1,884,600
Molex, Inc.	93,000	3,391,710
Symbol Technologies, Inc.	437,700	5,256,777
Tektronix, Inc.	65,400	1,853,436
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Trimble Navigation Ltd. (a)	39,900	$ 1,953,903
Vishay Intertechnology, Inc. (a)	222,400	3,115,824
		36,152,811
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	43,400	1,250,788
IT Services - 0.1%
Satyam Computer Services Ltd. sponsored ADR	32,900	1,255,793
Office Electronics - 0.4%
Xerox Corp. (a)	207,200	3,068,632
Zebra Technologies Corp. Class A (a)	56,000	1,895,040
		4,963,672
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	113,200	3,468,448
Applied Materials, Inc.	190,600	3,217,328
ASML Holding NV (NY Shares) (a)	151,400	3,339,884
Atmel Corp. (a)	352,800	2,035,656
Axcelis Technologies, Inc. (a)	242,800	1,527,212
Broadcom Corp. Class A (a)	27,500	809,600
Brooks Automation, Inc. (a)	141,100	1,961,290
DSP Group, Inc. (a)	130,500	3,193,335
Fairchild Semiconductor International, Inc. (a)	86,000	1,550,580
Intel Corp.	182,900	3,573,866
Lam Research Corp. (a)	15,700	671,803
Linear Technology Corp.	93,600	3,183,336
Maxim Integrated Products, Inc.	108,000	3,142,800
Micron Technology, Inc. (a)	73,000	1,261,440
National Semiconductor Corp.	136,000	3,303,440
ON Semiconductor Corp. (a)	425,500	2,557,255
PMC-Sierra, Inc. (a)	49,800	340,632
United Microelectronics Corp. sponsored ADR	422,400	1,288,320
		40,426,225
Software - 0.8%
Cognos, Inc. (a)	61,300	1,993,476
Compuware Corp. (a)	171,300	1,301,880
Hyperion Solutions Corp. (a)	57,100	1,891,152
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	121,900	$ 3,131,611
Symantec Corp. (a)	116,100	2,164,104
		10,482,223
TOTAL INFORMATION TECHNOLOGY		116,674,813
MATERIALS - 1.4%
Chemicals - 0.7%
Ashland, Inc.	44,600	2,816,044
BOC Group PLC sponsored ADR	23,700	1,444,278
Cytec Industries, Inc.	10,800	576,180
Monsanto Co.	67,200	3,187,968
Rohm & Haas Co.	12,000	529,200
		8,553,670
Metals & Mining - 0.7%
Alcoa, Inc.	99,800	2,853,282
Titanium Metals Corp.	242,900	6,266,820
		9,120,102
TOTAL MATERIALS		17,673,772
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	428,200	13,329,866
BellSouth Corp.	155,200	6,319,744
CenturyTel, Inc.	48,689	1,938,796
Citizens Communications Co.	16,900	233,051
Philippine Long Distance Telephone Co. sponsored ADR	9,900	370,656
Verizon Communications, Inc.	260,200	9,153,836
		31,345,949
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	14,900	555,919
American Tower Corp. Class A (a)	90,400	3,241,744
Bharti Airtel Ltd. (a)	31,834	305,768
Crown Castle International Corp.	88,200	3,030,552
MTN Group Ltd.	26,400	209,297
		7,343,280
TOTAL TELECOMMUNICATION SERVICES		38,689,229
Common Stocks - continued
	Shares	Value
UTILITIES - 2.0%
Electric Utilities - 1.0%
Edison International	70,700	$ 3,085,348
Exelon Corp.	64,900	3,957,602
FPL Group, Inc.	36,000	1,600,200
PPL Corp.	108,600	3,797,742
		12,440,892
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	315,800	6,707,592
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	216,700	3,172,488
Duke Energy Corp.	98,900	2,967,000
		6,139,488
TOTAL UTILITIES		25,287,972
TOTAL COMMON STOCKS (Cost $726,102,155)		826,476,114
Preferred Stocks - 12.4%

Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Corp.:
Series A, 4.50%	41,400	1,008,090
Series C, 6.25%	98,500	2,047,815
		3,055,905
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	414,100
TOTAL CONSUMER DISCRETIONARY		3,470,005
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.:
4.50%	20,500	1,947,500
6.25%	8,000	2,127,440
El Paso Corp. 4.99%	10,000	12,740,473
		16,815,413
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	$ 1,890,000
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,208,719
5.125%	1,000	1,103,130
		2,311,849
MATERIALS - 1.0%
Chemicals - 0.6%
Celanese Corp. 4.25%	252,600	6,999,546
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	113,510	3,921,771
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1,050	1,374,362
TOTAL MATERIALS		12,295,679
UTILITIES - 1.0%
Electric Utilities - 0.5%
AES Trust VII 6.00%	140,500	6,814,250
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	5,311,683
Series A, 5.75%	1,000	252,830
		5,564,513
TOTAL UTILITIES		12,378,763
TOTAL CONVERTIBLE PREFERRED STOCKS		49,161,709
Nonconvertible Preferred Stocks - 8.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	911,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	$ 1,026,000
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	973,224
FINANCIALS - 5.6%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	762,750
Series G, 5.49%	15,000	711,750
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,091,200
Series C, 4.9931%	40,000	1,040,000
Series D	160,000	4,080,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,363,967
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	3,022,800
Morgan Stanley Capital Trust IV 6.60%	80,000	2,008,800
		19,081,267
Commercial Banks - 0.8%
ABN AMRO Capital Funding Trust V 5.90%	20,000	475,800
ABN Amro Capital Funding Trust VII 6.08%	40,400	997,880
Barclays Bank PLC Series 2, 6.625%	40,000	1,030,400
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,100,000
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,741,940
U.S. Bancorp, Delaware Series B	40,000	1,044,000
		10,390,020
Consumer Finance - 0.5%
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,084,000
Series H, 6.50%	40,000	1,051,200
SLM Corp.:
4.07%	10,000	1,022,500
Series A, 6.97%	43,400	2,332,750
		6,490,450
Diversified Financial Services - 0.1%
CIT Group, Inc. Series B, 5.189%	15,000	1,503,450
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.2%
AmerUs Group Co. 7.25%	40,000	$ 1,030,000
MetLife, Inc. Series A, 4.39%	40,000	1,026,000
		2,056,000
Real Estate Investment Trusts - 0.5%
Apartment Investment & Management Co. Series V, 8.00%	79,000	2,008,180
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,342,310
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	528,000
Vornado Realty Trust Series E, 7.00%	40,000	1,030,000
		5,908,490
Thrifts & Mortgage Finance - 2.0%
Fannie Mae:
7.00%	42,200	2,247,150
Series H, 5.81%	69,200	3,383,880
Series L, 5.125%	90,900	4,049,595
Series N, 5.50%	71,650	3,392,628
Freddie Mac:
Series F, 5.00%	58,500	2,544,750
Series H, 5.10%	10,300	442,900
Series K, 5.79%	35,200	1,818,080
Series O, 5.81%	19,500	1,023,750
Series R, 5.70%	57,000	2,753,100
Series S	10,000	510,000
Series T 6.42%	10,000	510,000
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,123,200
		24,799,033
TOTAL FINANCIALS		70,228,710
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	816,750
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	457,600
TOTAL MATERIALS		1,274,350
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 2.6%
Electric Utilities - 2.3%
Alabama Power Co. 5.30%	88,600	$ 2,206,140
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,023,750
Duquesne Light Co. 6.50%	106,050	5,355,525
Entergy Louisiana LLC 6.95% (f)	7,500	746,250
FPL Group Capital Trust I 5.875%	20,000	470,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	359,125
Series B, 5.50%	61,900	1,411,320
Series D 5.00%	69,200	1,428,980
PPL Electric Utilities Corp. 6.25%	80,000	2,045,600
Southern California Edison Co.:
4.78%	46,500	974,175
5.349%	40,000	4,012,000
6.125%	30,000	2,955,000
Series B, 4.08%	27,271	500,696
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	1,920,000
Series D, 4.32%	70,000	1,372,000
		28,554,311
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	305,880
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,504,511
San Diego Gas & Electric Co. 1.70%	67,548	1,758,362
		4,262,873
TOTAL UTILITIES		33,123,064
TOTAL NONCONVERTIBLE PREFERRED STOCKS		107,536,948
TOTAL PREFERRED STOCKS (Cost $152,685,638)		156,698,657
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 5.31% (b)	90,636,690	$ 90,636,690
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	3,943,750	3,943,750
TOTAL MONEY MARKET FUNDS (Cost $94,580,440)		94,580,440
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,148,343,321)		1,258,043,041
NET OTHER ASSETS - 0.2%		2,178,817
NET ASSETS - 100%		$ 1,260,221,858
Security Type Abbreviation
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,423,616 or 4.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,733,655
Fidelity Securities Lending Cash Central Fund	50,579
Total	$ 1,784,234
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,150,504,421. Net unrealized appreciation aggregated $107,538,620, of which $126,315,312 related to appreciated investment securities and $18,776,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

(A Class of Fidelity Advisor
Strategic Dividend & Income Fund)

August 31, 2006

1.806764.102

SDI-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.3%
	Principal Amount	Value
Convertible Bonds - 14.0%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. 1.132% 4/29/33 (d)	$ 5,820,000	$ 3,849,697
Six Flags, Inc. 4.5% 5/15/15	3,300,000	3,465,000
		7,314,697
Media - 0.7%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	700,000	608,440
5.875% 11/16/09	10,160,000	8,831,072
		9,439,512
TOTAL CONSUMER DISCRETIONARY		16,754,209
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	586,340
ENERGY - 2.4%
Energy Equipment & Services - 1.2%
Grey Wolf, Inc. 5.4581% 4/1/24 (g)	2,300,000	3,133,750
Halliburton Co. 3.125% 7/15/23	4,260,000	7,572,150
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	5,002,500
		15,708,400
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,331,500
2.75% 11/15/35	4,700,000	5,011,610
McMoRan Exploration Co. 6% 7/2/08	3,000,000	4,184,130
		14,527,240
TOTAL ENERGY		30,235,640
FINANCIALS - 0.5%
Consumer Finance - 0.5%
American Express Co.:
1.85% 12/1/33 (d)(f)	1,800,000	1,802,250
1.85% 12/1/33 (d)	3,850,000	3,854,813
		5,657,063
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Amgen, Inc. 0.375% 2/1/13 (f)	$ 5,000,000	$ 4,859,600
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	1,000,000	1,045,000
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,713,987
2.5% 10/1/23	2,400,000	4,134,240
Nektar Therapeutics 3.25% 9/28/12	1,000,000	1,064,370
		7,957,597
TOTAL HEALTH CARE		12,817,197
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	988,330
Airlines - 0.3%
UAL Corp. 4.5% 6/30/21 (f)	2,000,000	1,937,200
US Airways Group, Inc. 7% 9/30/20 (f)	1,140,000	2,338,630
		4,275,830
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,019,480
Construction & Engineering - 0.3%
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	3,182,898
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,026,400
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	5,310,000	6,621,570
Machinery - 0.1%
Greenbrier Companies, Inc. 2.375% 5/15/26 (f)	1,000,000	920,795
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	976,858
		1,897,653
Marine - 0.5%
OMI Corp. 2.875% 12/1/24	6,300,000	6,107,063
TOTAL INDUSTRIALS		26,119,224
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.6%
CIENA Corp. 0.25% 5/1/13	$ 1,560,000	$ 1,376,076
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,502,500
Finisar Corp. 2.5% 10/15/10	6,920,000	8,823,000
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,450,000
Juniper Networks, Inc. 0% 6/15/08	2,450,000	2,486,015
		19,637,591
Computers & Peripherals - 0.3%
Maxtor Corp. 2.375% 8/15/12	1,200,000	1,700,340
SanDisk Corp. 1% 5/15/13	2,000,000	1,972,500
		3,672,840
Electronic Equipment & Instruments - 1.6%
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,285,069
Flextronics International Ltd. 1% 8/1/10	13,420,000	13,301,904
Merix Corp. 4% 5/15/13 (f)	1,000,000	1,070,000
Vishay Intertechnology, Inc. 3.625% 8/1/23	4,600,000	4,676,774
		20,333,747
Internet Software & Services - 0.4%
aQuantive, Inc. 2.25% 8/15/24	2,800,000	5,638,500
IT Services - 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)	1,240,000	1,642,256
4.125% 8/15/23	3,470,000	4,595,668
		6,237,924
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc. 2.5% 5/15/11 (f)	2,000,000	1,674,200
Credence Systems Corp. 1.5% 5/15/08	2,000,000	1,765,000
EMCORE Corp. 5% 5/15/11	1,000,000	1,167,500
Intel Corp. 2.95% 12/15/35	6,000,000	5,252,460
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	5,615,779
1.875% 12/15/25 (f)	1,250,000	1,354,688
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,295,560
		20,125,187
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Symantec Corp. 1% 6/15/13 (f)	$ 1,000,000	$ 1,113,900
TOTAL INFORMATION TECHNOLOGY		76,759,689
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Broadwing Corp. 3.125% 5/15/26 (f)	3,000,000	2,970,000
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,082,720
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,361,260
		7,413,980
TOTAL CONVERTIBLE BONDS		176,343,342
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Wachovia Capital Trust III 5.8% (g)	2,000,000	1,987,028
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	2,000,000	1,957,460
TOTAL FINANCIALS		3,944,488
TOTAL CORPORATE BONDS (Cost $174,975,088)		180,287,830
Common Stocks - 65.6%
	Shares
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 0.2%
Renault SA	26,900	3,132,803
Diversified Consumer Services - 0.3%
Coinmach Service Corp. unit	156,800	2,704,800
Service Corp. International (SCI)	117,400	986,160
		3,690,960
Hotels, Restaurants & Leisure - 2.2%
Accor SA	29,300	1,875,081
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Applebee's International, Inc.	22,700	$ 471,025
Aristocrat Leisure Ltd.	252,800	2,528,633
Boyd Gaming Corp.	53,200	1,923,712
Centerplate, Inc. unit	318,800	4,737,368
Domino's Pizza, Inc.	127,200	3,110,040
Greek Organization of Football Prognostics SA	13,200	469,473
Harrah's Entertainment, Inc.	8,000	498,880
McDonald's Corp.	91,400	3,281,260
Minor International PCL (For. Reg.)	798,400	197,582
OSI Restaurant Partners, Inc.	64,000	1,982,080
Starwood Hotels & Resorts Worldwide, Inc.	90,900	4,841,334
WMS Industries, Inc. (a)	79,200	2,122,560
		28,039,028
Household Durables - 0.3%
Cyrela Brazil Realty SA	39,000	677,589
La-Z-Boy, Inc.	36,300	506,385
Urbi, Desarrollos Urbanos, SA de CV (a)	99,800	264,902
Whirlpool Corp.	23,500	1,901,385
		3,350,261
Internet & Catalog Retail - 0.0%
Submarino SA	15,300	313,993
Media - 0.3%
Gannett Co., Inc.	4,000	227,400
Grupo Televisa SA de CV (CPO) sponsored ADR	25,000	476,000
News Corp. Class A	51,800	985,754
Viacom, Inc. Class B (non-vtg.) (a)	52,865	1,919,000
		3,608,154
Multiline Retail - 0.5%
Federated Department Stores, Inc.	86,100	3,270,078
JCPenney Co., Inc.	46,600	2,937,664
Lojas Renner SA	4,200	255,644
		6,463,386
Specialty Retail - 0.8%
AutoZone, Inc. (a)	3,400	307,020
Home Depot, Inc.	87,400	2,996,946
OfficeMax, Inc.	168,700	7,006,111
Truworths International Ltd.	78,900	250,643
		10,560,720
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	92,300	$ 3,449,251
Polo Ralph Lauren Corp. Class A	8,600	507,314
VF Corp.	26,100	1,824,129
		5,780,694
TOTAL CONSUMER DISCRETIONARY		64,939,999
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Pernod Ricard SA	9,000	1,963,695
Food & Staples Retailing - 0.9%
CVS Corp.	56,000	1,878,800
Safeway, Inc.	217,800	6,736,554
Wal-Mart de Mexico SA de CV Series V	101,400	347,030
Wal-Mart Stores, Inc.	65,800	2,942,576
		11,904,960
Food Products - 1.1%
B&G Foods, Inc. unit	156,900	2,687,697
Corn Products International, Inc.	99,000	3,415,500
McCormick & Co., Inc. (non-vtg.)	168,800	6,147,696
Tyson Foods, Inc. Class A	134,300	1,978,239
		14,229,132
Household Products - 0.9%
Colgate-Palmolive Co.	51,900	3,106,734
Procter & Gamble Co.	124,100	7,681,790
		10,788,524
Personal Products - 0.9%
Alberto-Culver Co.	60,700	2,988,261
Avon Products, Inc.	217,700	6,250,167
Playtex Products, Inc. (a)	173,500	2,281,525
		11,519,953
Tobacco - 0.8%
Altria Group, Inc.	114,900	9,597,597
TOTAL CONSUMER STAPLES		60,003,861
ENERGY - 6.1%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc. (a)	177,755	11,607,402
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	39,617	$ 2,590,556
Smith International, Inc.	372,300	15,625,431
		29,823,389
Oil, Gas & Consumable Fuels - 3.8%
Alpha Natural Resources, Inc. (a)	77,158	1,398,875
Aurora Oil & Gas Corp.	403,792	1,841,292
Cabot Oil & Gas Corp.	58,000	2,961,480
Exxon Mobil Corp.	182,400	12,343,008
Foundation Coal Holdings, Inc.	89,500	3,214,840
Quicksilver Resources, Inc. (a)	108,450	4,079,889
Teekay Shipping Corp.	142,050	6,287,133
Valero Energy Corp.	272,061	15,616,301
		47,742,818
TOTAL ENERGY		77,566,207
FINANCIALS - 24.8%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	9,800	448,154
Merrill Lynch & Co., Inc.	57,500	4,227,975
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,081,350
Morgan Stanley	96,000	6,315,840
State Street Corp.	10,900	673,620
		18,746,939
Commercial Banks - 1.4%
Wachovia Corp.	148,184	8,095,292
Wells Fargo & Co.	270,900	9,413,775
		17,509,067
Consumer Finance - 0.2%
American Express Co.	56,900	2,989,526
Diversified Financial Services - 3.1%
Bank of America Corp.	346,914	17,855,664
JPMorgan Chase & Co.	460,104	21,008,343
		38,864,007
Insurance - 3.5%
AFLAC, Inc.	68,600	3,091,802
Allied World Assurance Co. Holdings Ltd.	3,900	150,345
American International Group, Inc.	217,900	13,906,378
Aspen Insurance Holdings Ltd.	53,800	1,330,474
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	90,800	$ 2,944,644
Endurance Specialty Holdings Ltd.	103,000	3,323,810
Hartford Financial Services Group, Inc.	37,400	3,211,164
Marsh & McLennan Companies, Inc.	36,700	960,072
MetLife, Inc.	14,200	781,426
Platinum Underwriters Holdings Ltd.	59,600	1,770,120
Scottish Re Group Ltd.	270,011	2,451,700
The St. Paul Travelers Companies, Inc.	131,800	5,786,020
W.R. Berkley Corp.	124,050	4,341,750
		44,049,705
Real Estate Investment Trusts - 14.1%
Alexandria Real Estate Equities, Inc.	41,400	4,058,028
Apartment Investment & Management Co. Class A	21,500	1,101,660
AvalonBay Communities, Inc.	37,460	4,532,660
BioMed Realty Trust, Inc.	14,100	439,074
Boston Properties, Inc.	65,414	6,648,025
CBL & Associates Properties, Inc.	121,540	4,951,540
CentraCore Properties Trust	53,900	1,542,618
Columbia Equity Trust, Inc.	93,800	1,416,380
Corporate Office Properties Trust (SBI)	48,000	2,254,560
Developers Diversified Realty Corp.	87,900	4,755,390
Duke Realty Corp.	212,188	8,058,900
Equity Lifestyle Properties, Inc.	45,160	2,024,523
Equity Office Properties Trust	229,010	8,493,981
Equity One, Inc.	63,100	1,586,965
Equity Residential (SBI)	371,380	18,520,721
Federal Realty Investment Trust (SBI)	36,600	2,710,962
General Growth Properties, Inc.	296,325	13,432,412
GMH Communities Trust	106,700	1,364,693
Health Care REIT, Inc.	21,600	862,704
Healthcare Realty Trust, Inc.	7,100	256,736
HomeBanc Mortgage Corp., Georgia	191,600	1,283,720
Host Hotels & Resorts, Inc.	406,745	9,168,032
Inland Real Estate Corp.	209,640	3,385,686
Innkeepers USA Trust (SBI)	43,900	726,984
Kimco Realty Corp.	226,680	9,418,554
Mission West Properties, Inc.	81,100	879,935
National Health Investors, Inc.	20,500	560,470
National Health Realty, Inc.	13,600	261,120
Nationwide Health Properties, Inc.	16,600	432,596
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.	31,500	$ 864,990
Pan Pacific Retail Properties, Inc.	37,510	2,618,948
Potlatch Corp.	10,230	391,911
ProLogis Trust	162,865	9,195,358
Public Storage, Inc.	82,236	7,125,749
Rayonier, Inc.	34,120	1,347,740
Reckson Associates Realty Corp.	15,360	657,254
Simon Property Group, Inc.	83,610	7,089,292
SL Green Realty Corp.	40,400	4,507,024
Sovran Self Storage, Inc.	40,800	2,206,464
Tanger Factory Outlet Centers, Inc.	72,900	2,609,820
Taubman Centers, Inc.	27,400	1,103,946
Trizec Properties, Inc.	117,150	3,382,121
United Dominion Realty Trust, Inc. (SBI)	275,040	8,391,470
Ventas, Inc.	102,650	4,111,133
Vornado Realty Trust	65,050	6,889,446
Washington (REIT) (SBI)	4,200	170,604
		177,792,899
Real Estate Management & Development - 0.2%
Mitsubishi Estate Co. Ltd.	127,000	2,736,999
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	24,400	824,720
Fannie Mae	87,300	4,596,345
Golden West Financial Corp., Delaware	10,300	777,547
Hudson City Bancorp, Inc.	243,200	3,176,192
		9,374,804
TOTAL FINANCIALS		312,063,946
HEALTH CARE - 6.1%
Biotechnology - 0.3%
Alkermes, Inc. (a)	12,000	196,200
Cephalon, Inc. (a)(e)	71,000	4,048,420
		4,244,620
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	144,900	6,430,662
Becton, Dickinson & Co.	46,100	3,213,170
C.R. Bard, Inc.	28,629	2,152,328
		11,796,160
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Acibadem Saglik Hizmetleri AS	39,000	$ 444,664
Brookdale Senior Living, Inc.	59,300	2,836,319
Caremark Rx, Inc.	55,500	3,215,670
Chemed Corp.	79,334	3,126,553
Health Net, Inc. (a)	75,300	3,148,293
Medco Health Solutions, Inc. (a)	50,100	3,174,837
Odyssey Healthcare, Inc. (a)	196,500	3,151,860
Omnicare, Inc.	72,700	3,294,037
VistaCare, Inc. Class A (a)	65,870	869,484
		23,261,717
Life Sciences Tools & Services - 0.1%
Fisher Scientific International, Inc. (a)	11,700	915,291
Thermo Electron Corp. (a)	13,100	513,520
		1,428,811
Pharmaceuticals - 2.9%
Johnson & Johnson	96,700	6,252,622
Merck & Co., Inc.	238,500	9,671,175
Pfizer, Inc.	632,600	17,434,456
Wyeth	65,300	3,180,110
		36,538,363
TOTAL HEALTH CARE		77,269,671
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.8%
General Dynamics Corp.	24,800	1,675,240
Honeywell International, Inc.	161,600	6,257,152
Precision Castparts Corp.	30,900	1,805,796
		9,738,188
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	26,800	1,877,340
Airlines - 0.3%
AMR Corp.	93,800	1,936,970
JetBlue Airways Corp. (a)	116,300	1,190,912
UAL Corp. (a)	26,000	650,000
		3,777,882
Building Products - 0.1%
Masco Corp.	65,800	1,803,578
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc.	172,000	$ 1,778,480
Corrections Corp. of America (a)	53,500	3,361,940
Waste Management, Inc.	64,100	2,197,348
		7,337,768
Construction & Engineering - 0.4%
Fluor Corp.	53,935	4,661,063
Machinery - 0.3%
Deere & Co.	41,000	3,202,100
Flowserve Corp. (a)	18,092	925,225
		4,127,325
Road & Rail - 0.2%
Laidlaw International, Inc.	110,500	2,983,500
TOTAL INDUSTRIALS		36,306,644
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.4%
Corning, Inc. (a)	85,800	1,908,192
Nokia Corp. sponsored ADR	143,700	3,000,456
		4,908,648
Computers & Peripherals - 1.4%
Hewlett-Packard Co.	90,400	3,305,024
Imation Corp.	44,200	1,751,646
Intermec, Inc. (a)	169,000	5,063,240
NCR Corp. (a)	91,700	3,190,243
Seagate Technology	89,200	1,984,700
Western Digital Corp. (a)	106,000	1,939,800
		17,234,653
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	105,600	3,396,096
Amphenol Corp. Class A	117,500	6,752,725
Arrow Electronics, Inc. (a)	119,500	3,334,050
Flextronics International Ltd. (a)	269,300	3,177,740
FLIR Systems, Inc. (a)	73,500	2,035,950
Ingram Micro, Inc. Class A (a)	104,700	1,884,600
Molex, Inc.	93,000	3,391,710
Symbol Technologies, Inc.	437,700	5,256,777
Tektronix, Inc.	65,400	1,853,436
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Trimble Navigation Ltd. (a)	39,900	$ 1,953,903
Vishay Intertechnology, Inc. (a)	222,400	3,115,824
		36,152,811
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	43,400	1,250,788
IT Services - 0.1%
Satyam Computer Services Ltd. sponsored ADR	32,900	1,255,793
Office Electronics - 0.4%
Xerox Corp. (a)	207,200	3,068,632
Zebra Technologies Corp. Class A (a)	56,000	1,895,040
		4,963,672
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	113,200	3,468,448
Applied Materials, Inc.	190,600	3,217,328
ASML Holding NV (NY Shares) (a)	151,400	3,339,884
Atmel Corp. (a)	352,800	2,035,656
Axcelis Technologies, Inc. (a)	242,800	1,527,212
Broadcom Corp. Class A (a)	27,500	809,600
Brooks Automation, Inc. (a)	141,100	1,961,290
DSP Group, Inc. (a)	130,500	3,193,335
Fairchild Semiconductor International, Inc. (a)	86,000	1,550,580
Intel Corp.	182,900	3,573,866
Lam Research Corp. (a)	15,700	671,803
Linear Technology Corp.	93,600	3,183,336
Maxim Integrated Products, Inc.	108,000	3,142,800
Micron Technology, Inc. (a)	73,000	1,261,440
National Semiconductor Corp.	136,000	3,303,440
ON Semiconductor Corp. (a)	425,500	2,557,255
PMC-Sierra, Inc. (a)	49,800	340,632
United Microelectronics Corp. sponsored ADR	422,400	1,288,320
		40,426,225
Software - 0.8%
Cognos, Inc. (a)	61,300	1,993,476
Compuware Corp. (a)	171,300	1,301,880
Hyperion Solutions Corp. (a)	57,100	1,891,152
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	121,900	$ 3,131,611
Symantec Corp. (a)	116,100	2,164,104
		10,482,223
TOTAL INFORMATION TECHNOLOGY		116,674,813
MATERIALS - 1.4%
Chemicals - 0.7%
Ashland, Inc.	44,600	2,816,044
BOC Group PLC sponsored ADR	23,700	1,444,278
Cytec Industries, Inc.	10,800	576,180
Monsanto Co.	67,200	3,187,968
Rohm & Haas Co.	12,000	529,200
		8,553,670
Metals & Mining - 0.7%
Alcoa, Inc.	99,800	2,853,282
Titanium Metals Corp.	242,900	6,266,820
		9,120,102
TOTAL MATERIALS		17,673,772
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	428,200	13,329,866
BellSouth Corp.	155,200	6,319,744
CenturyTel, Inc.	48,689	1,938,796
Citizens Communications Co.	16,900	233,051
Philippine Long Distance Telephone Co. sponsored ADR	9,900	370,656
Verizon Communications, Inc.	260,200	9,153,836
		31,345,949
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	14,900	555,919
American Tower Corp. Class A (a)	90,400	3,241,744
Bharti Airtel Ltd. (a)	31,834	305,768
Crown Castle International Corp.	88,200	3,030,552
MTN Group Ltd.	26,400	209,297
		7,343,280
TOTAL TELECOMMUNICATION SERVICES		38,689,229
Common Stocks - continued
	Shares	Value
UTILITIES - 2.0%
Electric Utilities - 1.0%
Edison International	70,700	$ 3,085,348
Exelon Corp.	64,900	3,957,602
FPL Group, Inc.	36,000	1,600,200
PPL Corp.	108,600	3,797,742
		12,440,892
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	315,800	6,707,592
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	216,700	3,172,488
Duke Energy Corp.	98,900	2,967,000
		6,139,488
TOTAL UTILITIES		25,287,972
TOTAL COMMON STOCKS (Cost $726,102,155)		826,476,114
Preferred Stocks - 12.4%

Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Corp.:
Series A, 4.50%	41,400	1,008,090
Series C, 6.25%	98,500	2,047,815
		3,055,905
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	414,100
TOTAL CONSUMER DISCRETIONARY		3,470,005
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.:
4.50%	20,500	1,947,500
6.25%	8,000	2,127,440
El Paso Corp. 4.99%	10,000	12,740,473
		16,815,413
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	$ 1,890,000
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,208,719
5.125%	1,000	1,103,130
		2,311,849
MATERIALS - 1.0%
Chemicals - 0.6%
Celanese Corp. 4.25%	252,600	6,999,546
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	113,510	3,921,771
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1,050	1,374,362
TOTAL MATERIALS		12,295,679
UTILITIES - 1.0%
Electric Utilities - 0.5%
AES Trust VII 6.00%	140,500	6,814,250
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	5,311,683
Series A, 5.75%	1,000	252,830
		5,564,513
TOTAL UTILITIES		12,378,763
TOTAL CONVERTIBLE PREFERRED STOCKS		49,161,709
Nonconvertible Preferred Stocks - 8.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	911,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	$ 1,026,000
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	973,224
FINANCIALS - 5.6%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	762,750
Series G, 5.49%	15,000	711,750
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,091,200
Series C, 4.9931%	40,000	1,040,000
Series D	160,000	4,080,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,363,967
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	3,022,800
Morgan Stanley Capital Trust IV 6.60%	80,000	2,008,800
		19,081,267
Commercial Banks - 0.8%
ABN AMRO Capital Funding Trust V 5.90%	20,000	475,800
ABN Amro Capital Funding Trust VII 6.08%	40,400	997,880
Barclays Bank PLC Series 2, 6.625%	40,000	1,030,400
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,100,000
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,741,940
U.S. Bancorp, Delaware Series B	40,000	1,044,000
		10,390,020
Consumer Finance - 0.5%
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,084,000
Series H, 6.50%	40,000	1,051,200
SLM Corp.:
4.07%	10,000	1,022,500
Series A, 6.97%	43,400	2,332,750
		6,490,450
Diversified Financial Services - 0.1%
CIT Group, Inc. Series B, 5.189%	15,000	1,503,450
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.2%
AmerUs Group Co. 7.25%	40,000	$ 1,030,000
MetLife, Inc. Series A, 4.39%	40,000	1,026,000
		2,056,000
Real Estate Investment Trusts - 0.5%
Apartment Investment & Management Co. Series V, 8.00%	79,000	2,008,180
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,342,310
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	528,000
Vornado Realty Trust Series E, 7.00%	40,000	1,030,000
		5,908,490
Thrifts & Mortgage Finance - 2.0%
Fannie Mae:
7.00%	42,200	2,247,150
Series H, 5.81%	69,200	3,383,880
Series L, 5.125%	90,900	4,049,595
Series N, 5.50%	71,650	3,392,628
Freddie Mac:
Series F, 5.00%	58,500	2,544,750
Series H, 5.10%	10,300	442,900
Series K, 5.79%	35,200	1,818,080
Series O, 5.81%	19,500	1,023,750
Series R, 5.70%	57,000	2,753,100
Series S	10,000	510,000
Series T 6.42%	10,000	510,000
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,123,200
		24,799,033
TOTAL FINANCIALS		70,228,710
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	816,750
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	457,600
TOTAL MATERIALS		1,274,350
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 2.6%
Electric Utilities - 2.3%
Alabama Power Co. 5.30%	88,600	$ 2,206,140
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,023,750
Duquesne Light Co. 6.50%	106,050	5,355,525
Entergy Louisiana LLC 6.95% (f)	7,500	746,250
FPL Group Capital Trust I 5.875%	20,000	470,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	359,125
Series B, 5.50%	61,900	1,411,320
Series D 5.00%	69,200	1,428,980
PPL Electric Utilities Corp. 6.25%	80,000	2,045,600
Southern California Edison Co.:
4.78%	46,500	974,175
5.349%	40,000	4,012,000
6.125%	30,000	2,955,000
Series B, 4.08%	27,271	500,696
Series C:
4.24%	94,600	1,773,750
6.00%	20,000	1,920,000
Series D, 4.32%	70,000	1,372,000
		28,554,311
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	305,880
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,504,511
San Diego Gas & Electric Co. 1.70%	67,548	1,758,362
		4,262,873
TOTAL UTILITIES		33,123,064
TOTAL NONCONVERTIBLE PREFERRED STOCKS		107,536,948
TOTAL PREFERRED STOCKS (Cost $152,685,638)		156,698,657
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 5.31% (b)	90,636,690	$ 90,636,690
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	3,943,750	3,943,750
TOTAL MONEY MARKET FUNDS (Cost $94,580,440)		94,580,440
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,148,343,321)		1,258,043,041
NET OTHER ASSETS - 0.2%		2,178,817
NET ASSETS - 100%		$ 1,260,221,858
Security Type Abbreviation
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,423,616 or 4.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,733,655
Fidelity Securities Lending Cash Central Fund	50,579
Total	$ 1,784,234
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,150,504,421. Net unrealized appreciation aggregated $107,538,620, of which $126,315,312 related to appreciated investment securities and $18,776,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006